Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Statutory Tax Rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Puerto Rico	20%	20%	20%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	39%	34%	34%
Peru	28%	30%	30%
Costa Rica and Mexico	30%	30%	30%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25%	25%	25%
Ecuador	25%	22%	22%
Chile	22.5%	21%	20%

Schedule Of Components Of Income Tax Expense
Income tax expense for fiscal years 2015, 2014 and 2013 consisted of the following:

	2015	2014	2013
Current income tax expense	$31,873	$25,060	$33,609
Deferred income tax (benefit) expense	(9,057)	7,419	9,113
Income tax expense	$22,816	$32,479	$42,722

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate
Income tax expense for fiscal years 2015, 2014 and 2013 differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax (loss) income as a result of the following:

	2015	2014	2013
Pre-tax (loss) income	(28,553)	(76,549)	96,594
Weighted-average statutory income tax rate (i)	64.6%	40.9%	31.9%
Income tax (benefit) expense at weighted-average statutory tax rate on pre-tax (loss) income	(18,445)	(31,346)	30,833
Permanent differences:
Change in valuation allowance	49,478	71,695	39,621
Non-deductible expenses	6,368	15,641	13,500
Tax benefits, including Brazil and other	(24,398)	(39,389)	(26,948)
Differences including exchange rate and inflation adjustment	5,170	12,980	(14,938)
Others	4,643	2,897	654
Income tax expense	$22,816	$32,479	$42,722

(i)
Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

Schedule Of Deferred Tax Assets And Liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities at December 31, 2015 and 2014 are presented below:

	2015	2014
Tax loss carryforwards (i)	$254,861	$258,046
Purchase price allocation adjustment	37,549	57,786
Property and equipment, tax inflation	45,650	53,172
Other accrued payroll and other liabilities	13,891	14,328
Share-based compensation	3,570	5,266
Provision for contingencies	2,177	2,700
Other deferred tax assets (ii)	27,642	40,777
Other deferred tax liabilities (iii)	(9,618)	(10,781)
Property and equipment - difference in depreciation rates	(12,411)	(32,850)
Valuation allowance (iv)	(297,891)	(301,012)
Net deferred tax asset	$65,420	$87,432

(i)
As of December 31, 2015, the Company and its subsidiaries has accumulated operating tax loss carryforwards amounting to $937,989. The Company has operating tax loss carryforwards amounting to $328,559, expiring between 2016 and 2020. In addition, the Company has operating tax loss carryforwards amounting to $190,238 expiring after 2020 and operating tax loss carryforwards amounting to $419,192 that do no expire.

(ii)	Includes Venezuela’s foreign currency exchange differences amounting to $11,745 and $26,361 for the years ended December 31, 2015 and 2014, respectively.

(iii)	Primarily related to intangible assets and foreign currency exchange differences.

(iv)	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Summary of Income Tax Contingencies
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2015	2014
Balances at beginning balance	$221	$1,697
Decrease for positions taken in prior years	(158)	(1,476)
Balances at ending balance	$63	$221